Net cash and cash equivalents (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current bank accounts	SFr 393.8	SFr 210.3
Digital wallets	10.6	11.4
Fixed deposits	248.1	272.9
Cash and cash equivalents	652.4	494.6
Restricted cash and cash equivalents	SFr 0.0	SFr 0.2